Earnings/(loss) per share	6 Months Ended
Dec. 31, 2025
Earnings/(loss) per share
Earnings/(loss) per share

12Earnings/(loss) per share

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
Profit/(loss) for the period (£‘000)	4,183	(27,745)	(2,457)	(26,416)
Basic earnings/(loss) per share (pence)	2.43	(16.35)	(1.42)	(15.58)
Diluted earnings/(loss) per share (pence) (1)	2.42	(16.35)	(1.42)	(15.58)

(i)Basic earnings/(loss) per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) for the period by the weighted average number of ordinary shares in issue during the period.

(ii)Diluted earnings/(loss) per share

Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares in issue during the period to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial period, or, if later, the date of issue of the potential ordinary shares.

12Earnings/(loss) per share (continued)

(iii)Weighted average number of shares used as the denominator

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	Number	Number	Number	Number
	‘000	‘000	‘000	‘000
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	172,434	169,746	172,432	169,532
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares (1)	224	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (1)	172,658	169,746	172,432	169,532
(1)For the six months ended 31 December 2025 and three and six months ended 31 December 2024 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.